Shareholder Report	6 Months Ended
May 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Cohen & Steers Future of Energy Fund, Inc.
Entity Central Index Key	0001580956
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class A
Trading Symbol	MLOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting https://www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	https://www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66.85	1.25%

Expenses Paid, Amount	$ 66.85
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 13.91% total return in the 6 months ended May 31, 2024, compared with the Linked Index(1), which returned 9.80%.

An out-of-index allocation in renewable energy equipment contributed to relative performance in the period, mainly due to an investment in First Solar, a U.S.-based manufacturer of photovoltaic (PV) modules that is enjoying strong growth in revenues and earnings. An out-of-index allocation in base metals also contributed to relative performance. The Fund's investment in Canada-based uranium producer Cameco rose materially ahead of a U.S. ban on Russian uranium imports later this year. An underweight allocation and stock selection in integrated electric utilities further aided performance. This included the favorable timing of the Fund's investments in Duke Energy.

An underweight allocation in the integrated oils sector detracted from relative performance. The sector underperformed as crude oil prices weakened and several OPEC+ countries announced an extension of voluntary production cuts through the end of 2024. Stock selection in refining & marketing also hindered relative performance. Detractors in the sector included the timing of the Fund's allocations in Valero Energy, which reported two consecutive quarters of unexpectedly strong results amid attractive refining margins. Stock selection in the power generation sector also detracted from relative returns. This included an out-of-index investment in renewable power producer TransAlta, which declined as weak power prices in Western Canada pressured the company's earnings. However, the adverse effect of the Fund's security selection in power generation was partially offset by a favorable overweight allocation to the sector.

Top contributing sectors	Top detracting sectors
Renewable Energy Equipment	Integrated Oils
Base Metals	Refining & Marketing
Integrated Electric Utilities	Power Generation

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of May 31, 2024)
	1 Year	5 Years	10 Years
With sales charge(3)	23.82%	7.37%	1.44%
Without sales charge	29.65%	8.37%	1.91%
Linked Index(1)	26.39%	9.79%	3.68%
S&P 500 Index(2)	28.19%	15.80%	12.69%
MSCI World Index - net(2)	24.92%	12.75%	9.13%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund changed its broad-based index from the S&P 500 Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is net of dividend withholding taxes.
Net Assets	$ 123,447,548
Holdings Count | shares	39
Investment Company, Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of May 31, 2024)
Net assets	$123,447,548
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate	121%

Holdings [Text Block]
Portfolio holdings (as of May 31, 2024)

Top ten holdings(4)(5)	(%)
Exxon Mobil Corp.	12.4%
Marathon Petroleum Corp.	7.0%
Energy Transfer LP	6.9%
Shell PLC	6.5%
First Solar, Inc.	4.9%
TC Energy Corp.	4.6%
ConocoPhillips	4.4%
Cameco Corp.	3.1%
Valero Energy Corp.	3.0%
Cenovus Energy, Inc.	3.0%

Sector diversification(4)(6)	(%)
Integrated Oils	24.4%
Midstream - Oil & Gas	18.0%
Refining & Marketing	11.1%
Exploration & Production	10.5%
Renewable Energy Equipment	9.2%
Power Generation	3.7%
Electrical Power Equipment	3.2%
Base Metals	3.1%
Integrated Electric Utilities	3.0%
Other (includes short-term Investments)	13.8%

Country diversification(4)(6)	(%)
United States	68.2%
Canada	18.1%
Germany	2.8%
Denmark	1.8%
France	1.8%
Netherlands	1.2%
Norway	1.2%
Finland	1.2%
Italy	1.1%
Other (includes short-term investments)	2.6%

Largest Holdings [Text Block]

Top ten holdings(4)(5)	(%)
Exxon Mobil Corp.	12.4%
Marathon Petroleum Corp.	7.0%
Energy Transfer LP	6.9%
Shell PLC	6.5%
First Solar, Inc.	4.9%
TC Energy Corp.	4.6%
ConocoPhillips	4.4%
Cameco Corp.	3.1%
Valero Energy Corp.	3.0%
Cenovus Energy, Inc.	3.0%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent annual shareholder report for the fiscal year ended November 30, 2023 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in Energy and Energy-Related Companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.

Changes to Fund name

Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.

Changes to Fund's principal risks

In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.

Material Fund Change Name [Text Block]	Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.
Material Fund Change Strategies [Text Block]	Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in Energy and Energy-Related Companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.
Material Fund Change Risks Change [Text Block]	In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent annual shareholder report for the fiscal year ended November 30, 2023 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class C
Trading Symbol	MLOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting https://www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	https://www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101.42	1.90%

Expenses Paid, Amount	$ 101.42
Expense Ratio, Percent	1.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 13.52% total return in the 6 months ended May 31, 2024, compared with the Linked Index(1), which returned 9.80%.

An out-of-index allocation in renewable energy equipment contributed to relative performance in the period, mainly due to an investment in First Solar, a U.S.-based manufacturer of photovoltaic (PV) modules that is enjoying strong growth in revenues and earnings. An out-of-index allocation in base metals also contributed to relative performance. The Fund's investment in Canada-based uranium producer Cameco rose materially ahead of a U.S. ban on Russian uranium imports later this year. An underweight allocation and stock selection in integrated electric utilities further aided performance. This included the favorable timing of the Fund's investments in Duke Energy.

An underweight allocation in the integrated oils sector detracted from relative performance. The sector underperformed as crude oil prices weakened and several OPEC+ countries announced an extension of voluntary production cuts through the end of 2024. Stock selection in refining & marketing also hindered relative performance. Detractors in the sector included the timing of the Fund's allocations in Valero Energy, which reported two consecutive quarters of unexpectedly strong results amid attractive refining margins. Stock selection in the power generation sector also detracted from relative returns. This included an out-of-index investment in renewable power producer TransAlta, which declined as weak power prices in Western Canada pressured the company's earnings. However, the adverse effect of the Fund's security selection in power generation was partially offset by a favorable overweight allocation to the sector.

Top contributing sectors	Top detracting sectors
Renewable Energy Equipment	Integrated Oils
Base Metals	Refining & Marketing
Integrated Electric Utilities	Power Generation

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of May 31, 2024)
	1 Year	5 Years	10 Years
With sales charge	27.82%(3)	7.68%	1.24%
Without sales charge	28.82%	7.68%	1.24%
Linked Index(1)	26.39%	9.79%	3.68%
S&P 500 Index(2)	28.19%	15.80%	12.69%
MSCI World Index - net(2)	24.92%	12.75%	9.13%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund changed its broad-based index from the S&P 500 Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is net of dividend withholding taxes.
Net Assets	$ 123,447,548
Holdings Count | shares	39
Investment Company, Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of May 31, 2024)
Net assets	$123,447,548
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate	121%

Holdings [Text Block]
Portfolio holdings (as of May 31, 2024)

Top ten holdings(4)(5)	(%)
Exxon Mobil Corp.	12.4%
Marathon Petroleum Corp.	7.0%
Energy Transfer LP	6.9%
Shell PLC	6.5%
First Solar, Inc.	4.9%
TC Energy Corp.	4.6%
ConocoPhillips	4.4%
Cameco Corp.	3.1%
Valero Energy Corp.	3.0%
Cenovus Energy, Inc.	3.0%

Sector diversification(4)(6)	(%)
Integrated Oils	24.4%
Midstream - Oil & Gas	18.0%
Refining & Marketing	11.1%
Exploration & Production	10.5%
Renewable Energy Equipment	9.2%
Power Generation	3.7%
Electrical Power Equipment	3.2%
Base Metals	3.1%
Integrated Electric Utilities	3.0%
Other (includes short-term Investments)	13.8%

Country diversification(4)(6)	(%)
United States	68.2%
Canada	18.1%
Germany	2.8%
Denmark	1.8%
France	1.8%
Netherlands	1.2%
Norway	1.2%
Finland	1.2%
Italy	1.1%
Other (includes short-term investments)	2.6%

Largest Holdings [Text Block]

Top ten holdings(4)(5)	(%)
Exxon Mobil Corp.	12.4%
Marathon Petroleum Corp.	7.0%
Energy Transfer LP	6.9%
Shell PLC	6.5%
First Solar, Inc.	4.9%
TC Energy Corp.	4.6%
ConocoPhillips	4.4%
Cameco Corp.	3.1%
Valero Energy Corp.	3.0%
Cenovus Energy, Inc.	3.0%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent annual shareholder report for the fiscal year ended November 30, 2023 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in Energy and Energy-Related Companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.

Changes to Fund name

Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.

Changes to Fund's principal risks

In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.

Material Fund Change Name [Text Block]	Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.
Material Fund Change Strategies [Text Block]	Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in Energy and Energy-Related Companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.
Material Fund Change Risks Change [Text Block]	In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent annual shareholder report for the fiscal year ended November 30, 2023 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class I
Trading Symbol	MLOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting https://www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	https://www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48.18	0.90%

Expenses Paid, Amount	$ 48.18
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 14.15% total return in the 6 months ended May 31, 2024, compared with the Linked Index(1), which returned 9.80%.

An out-of-index allocation in renewable energy equipment contributed to relative performance in the period, mainly due to an investment in First Solar, a U.S.-based manufacturer of photovoltaic (PV) modules that is enjoying strong growth in revenues and earnings. An out-of-index allocation in base metals also contributed to relative performance. The Fund's investment in Canada-based uranium producer Cameco rose materially ahead of a U.S. ban on Russian uranium imports later this year. An underweight allocation and stock selection in integrated electric utilities further aided performance. This included the favorable timing of the Fund's investments in Duke Energy.

An underweight allocation in the integrated oils sector detracted from relative performance. The sector underperformed as crude oil prices weakened and several OPEC+ countries announced an extension of voluntary production cuts through the end of 2024. Stock selection in refining & marketing also hindered relative performance. Detractors in the sector included the timing of the Fund's allocations in Valero Energy, which reported two consecutive quarters of unexpectedly strong results amid attractive refining margins. Stock selection in the power generation sector also detracted from relative returns. This included an out-of-index investment in renewable power producer TransAlta, which declined as weak power prices in Western Canada pressured the company's earnings. However, the adverse effect of the Fund's security selection in power generation was partially offset by a favorable overweight allocation to the sector.

Top contributing sectors	Top detracting sectors
Renewable Energy Equipment	Integrated Oils
Base Metals	Refining & Marketing
Integrated Electric Utilities	Power Generation

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of May 31, 2024)
	1 Year	5 Years	10 Years
Class I(3)	30.14%	8.77%	2.26%
Linked Index(1)	26.39%	9.79%	3.68%
S&P 500 Index(2)	28.19%	15.80%	12.69%
MSCI World Index - net(2)	24.92%	12.75%	9.13%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund changed its broad-based index from the S&P 500 Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is net of dividend withholding taxes.
Net Assets	$ 123,447,548
Holdings Count | shares	39
Investment Company, Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of May 31, 2024)
Net assets	$123,447,548
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate	121%

Holdings [Text Block]
Portfolio holdings (as of May 31, 2024)

Top ten holdings(4)(5)	(%)
Exxon Mobil Corp.	12.4%
Marathon Petroleum Corp.	7.0%
Energy Transfer LP	6.9%
Shell PLC	6.5%
First Solar, Inc.	4.9%
TC Energy Corp.	4.6%
ConocoPhillips	4.4%
Cameco Corp.	3.1%
Valero Energy Corp.	3.0%
Cenovus Energy, Inc.	3.0%

Sector diversification(4)(6)	(%)
Integrated Oils	24.4%
Midstream - Oil & Gas	18.0%
Refining & Marketing	11.1%
Exploration & Production	10.5%
Renewable Energy Equipment	9.2%
Power Generation	3.7%
Electrical Power Equipment	3.2%
Base Metals	3.1%
Integrated Electric Utilities	3.0%
Other (includes short-term Investments)	13.8%

Country diversification(4)(6)	(%)
United States	68.2%
Canada	18.1%
Germany	2.8%
Denmark	1.8%
France	1.8%
Netherlands	1.2%
Norway	1.2%
Finland	1.2%
Italy	1.1%
Other (includes short-term investments)	2.6%

Largest Holdings [Text Block]

Top ten holdings(4)(5)	(%)
Exxon Mobil Corp.	12.4%
Marathon Petroleum Corp.	7.0%
Energy Transfer LP	6.9%
Shell PLC	6.5%
First Solar, Inc.	4.9%
TC Energy Corp.	4.6%
ConocoPhillips	4.4%
Cameco Corp.	3.1%
Valero Energy Corp.	3.0%
Cenovus Energy, Inc.	3.0%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent annual shareholder report for the fiscal year ended November 30, 2023 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in Energy and Energy-Related Companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.

Changes to Fund name

Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.

Changes to Fund's principal risks

In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.

Material Fund Change Name [Text Block]	Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.
Material Fund Change Strategies [Text Block]	Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in Energy and Energy-Related Companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.
Material Fund Change Risks Change [Text Block]	In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent annual shareholder report for the fiscal year ended November 30, 2023 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348
Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class R
Trading Symbol	MLORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting https://www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	https://www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$74.84	1.40%

Expenses Paid, Amount	$ 74.84
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 13.83% total return in the 6 months ended May 31, 2024, compared with the Linked Index(1), which returned 9.80%.

An out-of-index allocation in renewable energy equipment contributed to relative performance in the period, mainly due to an investment in First Solar, a U.S.-based manufacturer of photovoltaic (PV) modules that is enjoying strong growth in revenues and earnings. An out-of-index allocation in base metals also contributed to relative performance. The Fund's investment in Canada-based uranium producer Cameco rose materially ahead of a U.S. ban on Russian uranium imports later this year. An underweight allocation and stock selection in integrated electric utilities further aided performance. This included the favorable timing of the Fund's investments in Duke Energy.

An underweight allocation in the integrated oils sector detracted from relative performance. The sector underperformed as crude oil prices weakened and several OPEC+ countries announced an extension of voluntary production cuts through the end of 2024. Stock selection in refining & marketing also hindered relative performance. Detractors in the sector included the timing of the Fund's allocations in Valero Energy, which reported two consecutive quarters of unexpectedly strong results amid attractive refining margins. Stock selection in the power generation sector also detracted from relative returns. This included an out-of-index investment in renewable power producer TransAlta, which declined as weak power prices in Western Canada pressured the company's earnings. However, the adverse effect of the Fund's security selection in power generation was partially offset by a favorable overweight allocation to the sector.

Top contributing sectors	Top detracting sectors
Renewable Energy Equipment	Integrated Oils
Base Metals	Refining & Marketing
Integrated Electric Utilities	Power Generation

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of May 31, 2024)
	1 Year	5 Years	Since inception (10/01/2014)
Class R(3)	29.57%	8.22%	1.02%
Linked Index(1)	26.39%	9.79%	3.17%
S&P 500 Index(2)	28.19%	15.80%	12.94%
MSCI World Index - net(2)	24.92%	12.75%	9.64%

Performance Inception Date	Oct. 01, 2014
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund changed its broad-based index from the S&P 500 Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is net of dividend withholding taxes.
Net Assets	$ 123,447,548
Holdings Count | shares	39
Investment Company, Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of May 31, 2024)
Net assets	$123,447,548
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate	121%

Holdings [Text Block]
Portfolio holdings (as of May 31, 2024)

Top ten holdings(4)(5)	(%)
Exxon Mobil Corp.	12.4%
Marathon Petroleum Corp.	7.0%
Energy Transfer LP	6.9%
Shell PLC	6.5%
First Solar, Inc.	4.9%
TC Energy Corp.	4.6%
ConocoPhillips	4.4%
Cameco Corp.	3.1%
Valero Energy Corp.	3.0%
Cenovus Energy, Inc.	3.0%

Sector diversification(4)(6)	(%)
Integrated Oils	24.4%
Midstream - Oil & Gas	18.0%
Refining & Marketing	11.1%
Exploration & Production	10.5%
Renewable Energy Equipment	9.2%
Power Generation	3.7%
Electrical Power Equipment	3.2%
Base Metals	3.1%
Integrated Electric Utilities	3.0%
Other (includes short-term Investments)	13.8%

Country diversification(4)(6)	(%)
United States	68.2%
Canada	18.1%
Germany	2.8%
Denmark	1.8%
France	1.8%
Netherlands	1.2%
Norway	1.2%
Finland	1.2%
Italy	1.1%
Other (includes short-term investments)	2.6%

Largest Holdings [Text Block]

Top ten holdings(4)(5)	(%)
Exxon Mobil Corp.	12.4%
Marathon Petroleum Corp.	7.0%
Energy Transfer LP	6.9%
Shell PLC	6.5%
First Solar, Inc.	4.9%
TC Energy Corp.	4.6%
ConocoPhillips	4.4%
Cameco Corp.	3.1%
Valero Energy Corp.	3.0%
Cenovus Energy, Inc.	3.0%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent annual shareholder report for the fiscal year ended November 30, 2023 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in Energy and Energy-Related Companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.

Changes to Fund name

Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.

Changes to Fund's principal risks

In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.

Material Fund Change Name [Text Block]	Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.
Material Fund Change Strategies [Text Block]	Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in Energy and Energy-Related Companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.
Material Fund Change Risks Change [Text Block]	In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent annual shareholder report for the fiscal year ended November 30, 2023 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.
Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Future of Energy Fund, Inc.
Class Name	Class Z
Trading Symbol	MLOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Future of Energy Fund, Inc. (Fund) for the period December 1, 2023 to May 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund by scanning the QR code or visiting https://www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348. This report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	https://www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$48.18	0.90%

Expenses Paid, Amount	$ 48.18
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 14.15% total return in the 6 months ended May 31, 2024, compared with the Linked Index(1), which returned 9.80%.

An out-of-index allocation in renewable energy equipment contributed to relative performance in the period, mainly due to an investment in First Solar, a U.S.-based manufacturer of photovoltaic (PV) modules that is enjoying strong growth in revenues and earnings. An out-of-index allocation in base metals also contributed to relative performance. The Fund's investment in Canada-based uranium producer Cameco rose materially ahead of a U.S. ban on Russian uranium imports later this year. An underweight allocation and stock selection in integrated electric utilities further aided performance. This included the favorable timing of the Fund's investments in Duke Energy.

An underweight allocation in the integrated oils sector detracted from relative performance. The sector underperformed as crude oil prices weakened and several OPEC+ countries announced an extension of voluntary production cuts through the end of 2024. Stock selection in refining & marketing also hindered relative performance. Detractors in the sector included the timing of the Fund's allocations in Valero Energy, which reported two consecutive quarters of unexpectedly strong results amid attractive refining margins. Stock selection in the power generation sector also detracted from relative returns. This included an out-of-index investment in renewable power producer TransAlta, which declined as weak power prices in Western Canada pressured the company's earnings. However, the adverse effect of the Fund's security selection in power generation was partially offset by a favorable overweight allocation to the sector.

Top contributing sectors	Top detracting sectors
Renewable Energy Equipment	Integrated Oils
Base Metals	Refining & Marketing
Integrated Electric Utilities	Power Generation

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of May 31, 2024)
	1 Year	5 Years	10 Years
Class Z(3)	30.11%	8.79%	2.27%
Linked Index(1)	26.39%	9.79%	3.68%
S&P 500 Index(2)	28.19%	15.80%	12.69%
MSCI World Index - net(2)	24.92%	12.75%	9.13%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	The Fund changed its broad-based index from the S&P 500 Index to the MSCI World Index-net in connection with new regulatory requirements. The MSCI World Index-net is net of dividend withholding taxes.
Net Assets	$ 123,447,548
Holdings Count | shares	39
Investment Company, Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of May 31, 2024)
Net assets	$123,447,548
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate	121%

Holdings [Text Block]
Portfolio holdings (as of May 31, 2024)

Top ten holdings(4)(5)	(%)
Exxon Mobil Corp.	12.4%
Marathon Petroleum Corp.	7.0%
Energy Transfer LP	6.9%
Shell PLC	6.5%
First Solar, Inc.	4.9%
TC Energy Corp.	4.6%
ConocoPhillips	4.4%
Cameco Corp.	3.1%
Valero Energy Corp.	3.0%
Cenovus Energy, Inc.	3.0%

Sector diversification(4)(6)	(%)
Integrated Oils	24.4%
Midstream - Oil & Gas	18.0%
Refining & Marketing	11.1%
Exploration & Production	10.5%
Renewable Energy Equipment	9.2%
Power Generation	3.7%
Electrical Power Equipment	3.2%
Base Metals	3.1%
Integrated Electric Utilities	3.0%
Other (includes short-term Investments)	13.8%

Country diversification(4)(6)	(%)
United States	68.2%
Canada	18.1%
Germany	2.8%
Denmark	1.8%
France	1.8%
Netherlands	1.2%
Norway	1.2%
Finland	1.2%
Italy	1.1%
Other (includes short-term investments)	2.6%

Largest Holdings [Text Block]

Top ten holdings(4)(5)	(%)
Exxon Mobil Corp.	12.4%
Marathon Petroleum Corp.	7.0%
Energy Transfer LP	6.9%
Shell PLC	6.5%
First Solar, Inc.	4.9%
TC Energy Corp.	4.6%
ConocoPhillips	4.4%
Cameco Corp.	3.1%
Valero Energy Corp.	3.0%
Cenovus Energy, Inc.	3.0%

Material Fund Change [Text Block]
Material Fund changes

This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent annual shareholder report for the fiscal year ended November 30, 2023 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.

How has the Fund changed?

Changes to Fund's principal investment strategy

Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in Energy and Energy-Related Companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.

Changes to Fund name

Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.

Changes to Fund's principal risks

In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.

Material Fund Change Name [Text Block]	Effective at the close of business on March 28, 2024, the Fund changed its name from Cohen & Steers MLP & Energy Opportunity Fund, Inc. to Cohen & Steers Future of Energy Fund, Inc.
Material Fund Change Objectives [Text Block]	In connection with the changes to the Fund's principal investment strategies, the principal risks of investing in the Fund have changed effective at the close of business on March 28, 2024. In particular, the Fund is now subject to additional risks related to its investments in clean energy and renewable companies.
Material Fund Change Strategies [Text Block]	Effective at the close of business on March 28, 2024, the Fund changed its principal investment strategies. The Fund will no longer invest 80% of its net assets in master limited partnerships and related companies. Instead, under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of energy companies, including traditional-, alternative-, renewable- and clean-energy companies, natural resource companies, utilities, and companies in associated businesses. The Fund will seek to invest in Energy and Energy-Related Companies that the Fund's investment advisor (Cohen & Steers Capital Management, Inc.) believes are leading, enabling, supplying, disrupting, or otherwise benefiting from transitional or longer-term structural changes to the global energy sector, such as changes resulting from shifting demand and supply of traditional and alternative energy sources, increasing emphasis on storage, resilience, and security of supply, and other developments in technologies, regulations, and behaviors affecting the energy sector.
Summary of Change Legend [Text Block]	This is a summary of certain material changes to the Fund since December 1, 2023, which were previously disclosed in the Fund's most recent annual shareholder report for the fiscal year ended November 30, 2023 and in the Fund's current prospectus. For more complete information, you may review the Fund's current prospectus, which is available upon request by calling 1-800-330-7348.